Defined Contribution Plan (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Defined Contribution plan recognized expenses	₩ 84,334	₩ 86,723	₩ 85,174